Intangible assets, net	12 Months Ended
Dec. 31, 2024
ZHEJIANG TIANLAN
Intangible assets, net
10.	Intangible assets, net

	December 31,
	2024	2023
	RMB’000	RMB’000

Amortizable intangible assets

Gross carrying amount
Patents	4,150	4,150
Others	165	165

	4,315	4,315

Less: Accumulated amortization	(2,787)	(2,552)

Net carrying amount	1,528	1,763

	Year ended December 31,
	2024	2023	2022
	RMB’000	RMB’000	RMB’000

Amortization expense	235	246	257

At December 31, 2024, estimated future intangible assets amortization expense for each of the next five years and thereafter was as follows:

Future amortization expense
RMB’000

2025	235
2026	235
2027	235
2028	235
2029	235
Thereafter	353

Total	1,528